Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000766011
Registrant Name	Caledonia Mining Corp Plc
Period End Date	Dec. 31, 2023
Reporting Currency	USD